Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Heliogen, Inc. [Member]
Warrants (Tables) [Line Items]
Schedule of Warrants Measured at Fair Value

The Company’s Public and Private Warrants are measured at fair value on a recurring basis summarized in the following table by fair value measurement level:

$ in thousands	Level	June 30, 2025	December 31, 2024
Liabilities:
Public Warrants (1)	1	$50	$34
Private Warrants (1)	2	1	1
(1)	Included in other long-term liabilities on the consolidated balance sheets.

The Company’s assets and liabilities measured at fair value on a recurring basis are summarized in the following table by fair value measurement level:

		December 31,
$ in thousands	Level	2024	2023
Assets:
Investments	1	$—	$12,386
Liabilities:
Public Warrants(1)	1	$34	$97
Private Warrants(1)	2	1	3
(1)	Included in other long-term liabilities on the consolidated balance sheets.